Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares		Value
Common Stocks– 99.3%
Aerospace & Defense – 2.8%
L3Harris Technologies Inc	152,869	$28,895,298
Safran SA*	259,855	36,848,026
		65,743,324
Air Freight & Logistics – 2.0%
United Parcel Service Inc	278,078	46,828,335
Auto Components – 1.9%
Aptiv PLC	343,300	44,728,557
Banks – 5.7%
China Construction Bank Corp	46,770,000	35,593,035
Citigroup Inc	1,472,194	90,775,482
Permanent TSB Group Holdings PLC*	5,262,077	5,538,989
		131,907,506
Beverages – 4.4%
Coca-Cola Co	1,469,996	80,614,581
Heineken NV	198,569	22,141,540
		102,756,121
Biotechnology – 4.8%
AbbVie Inc	153,113	16,406,058
Alexion Pharmaceuticals Inc*	201,668	31,508,608
Ascendis Pharma A/S (ADR)*	88,178	14,706,327
Neurocrine Biosciences Inc*	247,573	23,729,872
Vertex Pharmaceuticals Inc*	102,465	24,216,578
		110,567,443
Capital Markets – 3.6%
Morgan Stanley	1,209,376	82,878,537
Chemicals – 0.9%
Air Products & Chemicals Inc	78,753	21,516,895
Containers & Packaging – 1.9%
Crown Holdings Inc*	435,569	43,644,014
Diversified Telecommunication Services – 0.9%
Tower Bersama Infrastructure Tbk PT	187,219,500	21,770,309
Electronic Equipment, Instruments & Components – 1.6%
Hexagon AB	416,543	37,949,383
Entertainment – 1.2%
Liberty Media Corp-Liberty Formula One*	632,251	26,933,893
Health Care Providers & Services – 1.6%
Humana Inc	90,157	36,988,712
Hotels, Restaurants & Leisure – 2.6%
GVC Holdings PLC*	3,960,866	61,473,720
Household Durables – 3.8%
PulteGroup Inc	1,302,638	56,169,751
Sony Corp	313,900	31,565,247
		87,734,998
Independent Power and Renewable Electricity Producers – 4.8%
NRG Energy Inc	2,962,208	111,230,910
Information Technology Services – 0.7%
Mastercard Inc	48,605	17,349,069
Insurance – 6.4%
AIA Group Ltd	2,541,800	31,310,056
Beazley PLC	3,483,289	17,269,437
NN Group NV	394,446	17,253,890
Prudential PLC	1,970,289	36,362,641
Travelers Cos Inc	340,569	47,805,671
		150,001,695
Interactive Media & Services – 3.6%
Alphabet Inc - Class A*	12,428	21,781,810
Tencent Holdings Ltd	843,600	61,641,500
		83,423,310
Internet & Direct Marketing Retail – 5.0%
Alibaba Group Holding Ltd*	1,609,984	47,041,432
Amazon.com Inc*	16,438	53,537,415
Booking Holdings Inc*	7,371	16,417,207
		116,996,054
Machinery – 2.4%
Parker-Hannifin Corp	200,894	54,725,535
Metals & Mining – 3.3%
Rio Tinto Ltd	249,796	21,936,574

Shares		Value
Common Stocks– (continued)
Metals & Mining– (continued)
Teck Resources Ltd	3,008,404	$54,603,703
		76,540,277
Oil, Gas & Consumable Fuels – 2.7%
Canadian Natural Resources Ltd	1,483,845	35,686,472
Total SE	612,064	26,399,886
		62,086,358
Pharmaceuticals – 4.4%
Elanco Animal Health Inc*	1,579,761	48,451,270
Merck & Co Inc	557,028	45,564,890
Takeda Pharmaceutical Co Ltd	217,568	7,888,345
		101,904,505
Road & Rail – 2.5%
Central Japan Railway Co	104,800	14,887,698
Kansas City Southern	215,670	44,024,717
		58,912,415
Semiconductor & Semiconductor Equipment – 3.6%
ASML Holding NV	56,456	27,279,538
Taiwan Semiconductor Manufacturing Co Ltd	2,948,000	55,369,777
		82,649,315
Software – 7.6%
Adobe Inc*	66,533	33,274,484
Microsoft Corp	429,243	95,472,228
RingCentral Inc*	36,539	13,847,185
Workday Inc*	75,749	18,150,218
Zendesk Inc*	119,116	17,047,882
		177,791,997
Technology Hardware, Storage & Peripherals – 2.2%
Samsung Electronics Co Ltd	694,713	51,925,845
Textiles, Apparel & Luxury Goods – 3.9%
Samsonite International SA (144A)*	16,451,700	29,230,784
Under Armour Inc*	4,205,461	62,577,260
		91,808,044
Thrifts & Mortgage Finance – 2.7%
MGIC Investment Corp	5,094,140	63,931,457
Trading Companies & Distributors – 2.2%
Ferguson PLC	418,629	50,902,299
Wireless Telecommunication Services – 1.6%
T-Mobile US Inc*	277,687	37,446,092
Total Common Stocks (cost $1,584,357,773)		2,313,046,924
Preferred Stocks– 0%
Software – 0%
Magic Leap Inc - Series D*,¢,§((cost $9,254,547)	342,761	235,271
Investment Companies– 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $16,741,948)	16,740,274	16,741,948
Total Investments (total cost $1,610,354,268) – 100.0%		2,330,024,143
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(909,828)
Net Assets – 100%		$2,329,114,315

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,526,349,989	65.5%
China	144,275,967	6.2
United Kingdom	115,105,798	5.0
Canada	90,290,175	3.9
Netherlands	66,674,968	2.9
France	63,247,912	2.7
Hong Kong	60,540,840	2.6
Taiwan	55,369,777	2.4
Japan	54,341,290	2.3
South Korea	51,925,845	2.2
Sweden	37,949,383	1.6
Australia	21,936,574	1.0
Indonesia	21,770,309	0.9
Denmark	14,706,327	0.6
Ireland	5,538,989	0.2

Total	$2,330,024,143	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$3,358	$230	$(32)	$16,741,948
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	61∆	-	-	-
Total Affiliated Investments - 0.7%	$3,419	$230	$(32)	$16,741,948

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	28,092,313	68,911,801	(80,262,364)	16,741,948
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	218,530	89,228	(307,758)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $29,230,784, which represents 1.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc - Series D	10/5/17	$9,254,547	$235,271	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$28,895,298	$36,848,026	$-
Banks	90,775,482	41,132,024	-
Beverages	80,614,581	22,141,540	-
Diversified Telecommunication Services	-	21,770,309	-
Electronic Equipment, Instruments & Components	-	37,949,383	-
Hotels, Restaurants & Leisure	-	61,473,720	-
Household Durables	56,169,751	31,565,247	-
Insurance	47,805,671	102,196,024	-
Interactive Media & Services	21,781,810	61,641,500	-
Internet & Direct Marketing Retail	69,954,622	47,041,432	-
Metals & Mining	54,603,703	21,936,574	-
Oil, Gas & Consumable Fuels	35,686,472	26,399,886	-
Pharmaceuticals	94,016,160	7,888,345	-
Road & Rail	44,024,717	14,887,698	-
Semiconductor & Semiconductor Equipment	-	82,649,315	-
Technology Hardware, Storage & Peripherals	-	51,925,845	-
Textiles, Apparel & Luxury Goods	62,577,260	29,230,784	-
Trading Companies & Distributors	-	50,902,299	-
All Other	876,561,446	-	-
Preferred Stocks	-	-	235,271
Investment Companies	-	16,741,948	-
Total Assets	$1,563,466,973	$766,321,899	$235,271

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70232 02-21